24 Contingencies	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingencies Abstract
Contingencies

24	Contingencies

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. These claims are of a tax, labor and social security, civil and corporate nature. Proceedings assessed as having a probable chance of loss are provisioned for, as described in Note 3.2.4. Proceedings assessed as having a possible chance of loss are not provisioned for.

In addition, Braskem also is a plaintiff to several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable, see note 10.c. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and as such amount is recognized.

Any changes in the court’s understanding of the position could cause future impacts on the consolidated financial statements of the Company due to such proceedings.

24.1	Claims with probable chance of loss and contingent liabilities arising from business combinations

		2019	2018
Labor claims	(a)	315,437	177,751

Tax claims	(b)
Normal operations
IR and CSL		22,284	20,717
PIS and COFINS	(i)	196,356	156,796
ICMS		70,645	64,468
Other tax claims		18,475	23,237
		307,760	265,218

Business Combination
IR and CSL		3,581	1,500
PIS and COFINS	(ii)	63,291	59,739
ICMS - interstate purchases	(iii)	297,456	280,622
		364,328	341,861

Corporate claims	(c)	118,485	111,049

Civil claims and other		45,514	69,438

		1,151,524	965,317

(a)	Labor claims

The provision on December 31, 2019 is related to 604 labor claims, including occupational health and security cases (477 in 2018). The Management of Braskem, based on its assessment and of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b)	Tax claims

On December 31, 2019, the main claims are the following:

(i)	Non-cumulative PIS and COFINS

The Company is charged amounts arising from the compensation of Non-Cumulative PIS and COFINS tax credits that were not approved by the Federal Revenue Service of Brazil (“RFB”), mainly related to the following topics:

·	Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”);
·	freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;
·	credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;
·	taxation of taxable revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

On December 31, 2019, the balance of this provision was R$193,139 (R$154,673 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, after considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), assessed that the disputes related to such matters have a probable likelihood of loss and estimated the conclusion of administrative procedures in 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(ii)	PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many claims, such as:

·	Insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9,718/98;
·	Offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;
·	Rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2,445 and 2,449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and
·	Alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

On December 31, 2019, the balance of this provision was R$63,291 (R$59,739 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, assessed that the disputes related to the highlighted matters have a likelihood of loss greater than 50%, estimated the conclusion of administrative proceedings in 2023 and of court decisions in 2030.

Guarantees were offered for these claims in the form of bank guarantee and finished products, which, together, cover the amount of court claims.

(iii)	ICMS - interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment, at the administrative level, of ICMS in view of allegedly committing the following violations:

·	Undue use of ICMS tax credits (i) in the amount of R$53,478, in the periods from February 2004 to August 2005, November 2005 to February 2006, and September 2006 to January 2008, due to the recording of credits indicated on the invoices for the sale of “acrylonitrile,” issued by Acrinor Acrilonitrila do Nordeste S/A; (ii) in the amount of R$1,581, in the period from December 2004 to August 2005, arising from the undue recording of credits on invoices for the sale of methyl acrylate, issued by Proquigel Química S/A; and (iii) in the amount of R$3,105, in the period from August 2004 to November 2005, arising from the undue recording of credits in invoices for the sale of methyl methacrylate, issued by Proquigel Química S/A, since the products were to be exported, and therefore were exempt from payment of ICMS tax;
·	The fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;
·	Fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority, entered based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and
·	Fine due to lack of presentation of tax documents requested under a specific deficiency notice, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

Discussions in the administrative sphere were ended in 2015, with the Company proposing lawsuits. Due to the favorable injunctions granted to the Company: (i) in one of the claims, the São Paulo Treasury Department rectified the amount of the debt to apply interest for late payment and inflation adjustment limited to the SELIC basic interest rate, which resulted in the debt being reduced by 20% and (ii) in the other claim, the tax liability was suspended.

On December 31, 2019, the balance of this provision was R$297,456 (R$280,622 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, have assessed that the disputes related to the highlighted matters have a likelihood of loss greater than 50% and estimated the conclusion of legal proceedings in 2025. These lawsuits are secured by a guarantee insurance.

(c)	Corporate claims

On December 31, 2019, the main claim is related to an ordinary collection claim combined with a request for damages for losses, requesting the payment of dividends and a share bonus arising from the class "A" preferred shares of the dissolved company Salgema Indústrias Químicas S.A.

Once the claims were granted, the amount effectively owed by Braskem began to be calculated. During this phase, the judge recognized that dividends and bonus related to the years prior to 1987 had become time-barred. However, the Alagoas State Court of Appeals reviewed the decision and considered that amounts related to such period also were owed by Braskem. Against the decision, Braskem filed a Special Appeal with the Superior Court of Justice (“STJ”), which was partially granted, so that the possibility that the statute of limitation will be recognized in a procedure of liquidation of the award will be submitted to the STJ. In April 2019, the case was distributed and held by the Judge-Rapporteur under advisement.

On December 31, 2019, Braskem recognized a provision of R$64,305.

(d)	Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2017	250,075	632,177	135,779	74,614	1,092,645

Additions, inflation adjustments and exchange variation	80,685	77,236	8,676	5,001	171,598
Payments	(70,553)	(40,768)	(31,680)	(173)	(143,174)
Reversals	(82,456)	(61,566)	(1,726)	(10,004)	(155,752)

December 31, 2018	177,751	607,079	111,049	69,438	965,317

Additions, inflation adjustments and exchange variation	322,102	98,618	7,436	11,465	439,621
Payments	(83,189)	(6,348)		(3,918)	(93,455)
Reversals	(101,227)	(27,261)		(31,471)	(159,959)

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

24.2	Claims with possible chance of loss

	Note	2019	2018

Civil claims - Alagoas	26	33,973,320
Civil claims - Other	(a)	769,126	691,636
Tax claims	(b)	6,199,283	7,125,071
Labor claims		642,229	860,061
Other lawsuits	(c)	546,743	643,982
Total		42,130,701	9,320,750

(a)	Civil

(i)	Excess weight

Public-Interest Civil Action filed by the Federal Prosecution Office in Brasilia, with the objective of holding the company liable for damages caused to federal roads by trucks carrying excess weight, involving the amount of R$61.2 million. The action seeks to indemnify the country for collective pecuniary damages and pain and suffering. A decision was rendered in the principal case denying all claims made by the Federal Prosecution Office (MPF). Against such decision, the MPF filed a civil appeal, which was dismissed by majority of the Fifth Panel of the Regional Federal Appellate Court – 1st Region.  Therefore, under Article 942 of the Brazilian Code of Civil Procedure, the record was referred to the 5th Extended Panel, which also, by majority vote, dismissed the MPF’s appeal and upheld the decision. The MPF filed special appeal, which was dismissed. Against such decision, the MPF filed interlocutory appeal in special appeal, which was received by the STJ and registered as AREsp 1614987/DF. Since November 18, 2019, the case has been held by the Chief Justice of the STJ under advisement.

(ii)	Caustic soda transportation

The Company is the defendant in civil lawsuits filed by the owner of a former distributor of caustic soda and by the shipping company that provided services to this former distributor, which, at December 31, 2019, totaled R$65.8 million. The claimants seek indemnity for damages related to the alleged non-performance of the distribution agreement by the Company.

Management's evaluation, supported by the opinion of its external legal advisors who are responsible for the cases, is that the lawsuits will possibly be dismissed within a period of 8 years.

No judicial deposit or other form of guarantee was accrued for these lawsuits.

(iii)	Resale of solvents

In January 2017, the Company became defendant in a civil lawsuit filed by former reseller of solvents, claiming alleged breach of a tacit distribution agreement. On December 31, 2019, the damages claimed in the lawsuit amounted to R$204.6 million.

The Management of Braskem, based on its assessment and of its external legal advisors, believes that the lawsuit has a possible risk of loss within an eight-year period.

No judicial deposit or other form of security was made for these suits.

(iv)	Hashimoto Public-Interest Civil Action

The Public-Interest Civil Action was filed in June 2018 by the São Paulo State Public Prosecutor’s Office against the Company and other firms that operate in the Capuava Petrochemical Complex, claiming the reparation and/or remediation of environmental damages supposedly arising from the emission of pollutants into the air, as well as the joint judgement of companies that comprise said complex seeking environmental moral damages in the inflation-adjusted amount of R$126.5 million. The term for filing an answer has not yet begun, which will happen only after all defendants have been summoned.

Based on the opinion of the external legal counsel handling the case, the Management believes that the lawsuit possibly will be dismissed within a period of eight years.

No judicial deposit or other form of security was accrued for the case.

(v)	Recourse action of insurer

Action for indemnity filed by the insurer of a client of the Company. The insurer seeks, in recourse, reimbursement for the amount paid to the client under the insurance agreement entered into with the client, whose amount adjusted as of December 31, 2019 is R$77.7 million. According to the Insurer, the losses sustained by the client, reimbursed by the insurer, allegedly were caused by products supplied by Braskem outside of specifications.

The Management believes, supported by the opinion of external legal counsels responsible for handling the cases, that the lawsuits possibly will be dismissed within a period of up to eight years.

No judicial deposit or any other type of guarantee has been made for this case.

(b)	Tax

(i)	PIS, COFINS, IR and CSL: taxation of tax losses and reductions in debits in connection with the installment payment program under MP 470/09

The Company was assessed for not recording as taxable the amounts of the credits from tax losses and social contribution tax loss carryforwards used to settle tax debits paid in installments under Provisional Presidential Decree 470/09. In the specific case of PIS and COFINS taxes, the assessment also includes the reductions applied to fines and interest arising from the adoption of the installment payment plan. Said tax credits and reductions of debits were not taxed, given the understanding of the Company that they did not represent taxable income.

In November 2018, the tax-deficiency notice related to IRPJ/CSL was fully denied in a final and unappealable decision issued by CARF.

In August 2019, part of the notification related to PIS/COFINS taxes was denied in a final and unappealable decision issued by CARF.

On December 31, 2019, the updated value of the assessment amounted R$883 million.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that the administrative proceeding should be concluded by 2020.

There are no deposits or any other type of guarantee for this procedure, since it is still being discussed at the administrative level.

(ii)	IR and CSL – Charges with goodwill amortization

The Company was served by the RFB for deducting amortization charges, from 2007 to 2013, relating to goodwill originated from acquisitions of shareholding interests in 2002. In that year, several business groups divested their petrochemical assets, which were consolidated to enable the consequent foundation of Braskem.

In May 2018 and November 2019, two of the proceedings was deemed partially invalid in a final and unappealable decision issued by CARF, which reduced liabilities by R$403 million. On December 31, 2019, the updated value of the tax deficiency notices amounted to R$1 billion.

The assessment of possible loss in these claims is based on the following: (i) the equity interests were acquired with effective payment, business purpose and the participation of independent parties; and (ii) the real economic nature of the transactions that resulted in the recording of interest and exchange variation expenses.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that the administrative proceeding should be concluded by 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(iii)	Non-cumulative PIS and COFINS taxes

The Company received a deficiency notice from the RFB due to the use of non-cumulative PIS and COFINS tax credits in the acquisition of certain goods and services consumed in its production process. The matters whose chance of loss is deemed as possible are mainly related to the following: (i) effluent treatment services; (ii) charges on transmission of electricity; (iii) freight for storage of finished products; (iv) extemporaneous credits from various acquisitions; and (v) property, plant and equipment. These matters have already been contested at the administrative level and comprise the period from 2006 to 2016.

On December 31, 2019, the amount under discussion of these notices is R$1.2 million.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) the administrative proceedings should be concluded by 2024, while the lawsuits should be concluded by 2030; and (ii) in the event of an adverse ruling for the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. These estimates are based on the probability of loss of the Company's defense thesis, based on previous administrative and court precedents.

There is no deposit or any other type of guarantee for proceedings that are still pending in the administrative instance, and the only lawsuit is secured by a guarantee insurance in the amount of R$30 million.

(iv)	Income Tax (IR) and Social Contribution (CSL) – Unlimited offsetting

In December 2009, December 2013 and March 2017, the Company received tax deficiency notices claiming that the methodology used to offset tax losses and tax loss carryforwards that failed to observe the limit of 30% of the Taxable Profit and Social Contribution calculation base when offsetting such liabilities with Corporate Income Tax and Social Contribution liabilities in merger operations, respectively, in November 2017, September 2008 and August 2013.

In April 2019, one of the notices was dismissed in full by a final and unappealable decision issued by CARF, which resulted in a reduction of this contingency by R$407 million. On December 31, 2019, the updated value of the remainingtax deficiency notices amounted to R$348 million.

The Company’s external legal advisors estimate that the administrative proceedings should be concluded by 2020. The only proceeding currently under litigation is expected to be concluded in 2027.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level and the only one being disputed in court has had its payment suspended by a preliminary injunction, confirmed by a court decision.

(v)	ICMS

The Company is involved in many ICMS collection claims drawn up in the States of São Paulo, Rio de Janeiro, Rio Grande do Sul, Bahia, Pernambuco and Alagoas.

On December 31, 2019, the adjusted amounts of these claims total R$740 million and the claims include the following matters:

·	ICMS credit on the acquisition of assets that are considered by the Revenue Services as being of use and consumption. The Revenue Service understands that the asset has to be a physically integral part of the final product to give rise to a credit. Most of the inputs questioned do not physically compose the final product. However, the Judicial branch has a precedent that says that the input must be an integral part of the product or be consumed in the production process.
·	ICMS credit arising from the acquisition of assets to be used in property, plant and equipment, which is considered by the Revenue Services as not being related to the production activity, such as laboratory equipment, material for the construction of warehouses, security equipment, etc.
·	internal transfer of finished products for an amount lower than the production cost;
·	omission of the entry or shipment of goods based on physical count of inventories;
·	lack of evidence that the Company exported goods so that the shipment of the goods is presumably taxed for the domestic market;
·	non-payment of ICMS on the sale of products subject to tax substitution and credit from acquisitions of products subject to tax substitution;
·	fines for the failure to register invoices;
·	nonpayment of ICMS tax on charges related to the use of the electricity transmission system in operations conducted in the Free Market (ACL) of the Electric Power Trading Chamber (CCEE); and
·	usage of ICMS tax base below the level envisaged in legislation for internal transfers to another unit in the State of Alagoas of DCE (dichloroethane), between January 2013 and May 2016, which is a product that is not subject to deferral in such transactions. The payment represents 30% of the total contingency.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) these judicial proceedings are expected to be terminated in 2023, and (ii) in the event of an unfavorable decision to the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered guarantee insurance in the amount of R$148 million, supporting exclusively the amounts involved in the lawsuits.

(vi)	IOF

The Company is a party to claims for the collection of IOF tax debits in administrative proceedings and lawsuits, which claim: (i) non-payment of IOF on operations relating to Advances for Future Capital Increase (AFAC) and checking accounts conducted by the merged companies Quattor Participações S.A. and Quattor Química S.A., which were considered loans by tax authorities; and (ii) requirement to pay IOF/credit on international fund transfers between the Company and CPN Incorporated through a checking account contract and single cash management related to the period from May 2002 to April 2004.

The current value of these notices on December 31, 2019, was R$167 million. The Company offered a guarantee of R$59 million.

The Company’s external legal advisors estimate that the claims in the judicial sphere will be concluded by 2024.

(vii)	PIS and COFINS sundry

The Company is involved in collection actions related to PIS and COFINS assessments in the administrative and judicial courts, which discuss the alleged undue offsetting of credits arising from other administrative proceedings and lawsuits, including: (i) Income Tax prepayments; (ii) FINSOCIAL; (iii) tax on net income (ILL); (iv) PIS-Decrees – Federal Laws 2,445 and 2,449; and (v) the COFINS tax arising from the undue payment or payment in excess.

On December 31, 2019, the adjusted amounts involved of these assessments total R$148 million.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) these judicial proceedings are expected to be terminated in 2024; and (ii) in the event of an unfavorable decision to the Company, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered assets in guarantee, that cover the amount exclusively involved in the claim.

(viii)	IRRF, IR and CSL – Commission expenses

In December 2017, the Company received a tax deficiency notice from the RFB arising from: (i) the disallowance of commission expenses paid by Braskem in 2011; (ii) the disallowance of commission expenses paid by Braskem Inc. in 2013 and 2014; (iii) lack of payment of withholding income tax (IRRF) on the payments referred to in the previous item; and (iv) the disallowance of advertising expenses incurred in 2013.

On December 31, 2019, the restated amount of taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards through said tax deficiency notice is R$133 million.

The assessment of success in this claim is based on the following: (i) the expenses incurred in 2011 already are subject to the statute of limitations. Furthermore, the tax credit recognized by the Tax Authority considered the sum of the disallowances disputed in other administrative proceedings that are pending a final decision, which do not belong in the claim in question; (ii) the expenses incurred by Braskem INC already were paid by the Company itself, which led only to the reduction of its tax loss backlog, without the need to pay additional taxes; (iii) the IRRF claimed by the Tax Authority aims to reach a taxpayer located abroad, which as such is not subject to Brazilian tax law; and (iv) the disallowed advertising expenses are related to the Company’s business activities.

The Company’s external legal advisors estimate that the administrative proceeding should be concluded in 2022.

There are no judicial deposits or any other type of guarantee for this procedure, since it is still being discussed at the administrative level.

(ix)	IR and CSL – Exchange variation on naphtha imports

In December 2017, the Company received a tax deficiency notice related to the disallowance of exchange variation expenses between the due date of commercial invoices and the effective payment of obligations related to naphtha imports. The Company disallowed expenses in calendar year 2012, since they were considered unnecessary, which caused adjustments in the tax loss and in social contribution tax loss carryforwards.

On December 31, 2019, the restated value of this deficiency notice amounted to R$103 million.

The Company’s external legal advisors estimate that the administrative proceeding should be concluded in 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(x)	Isolated fine – failure to ratify DCOMPS

In 2016 through 2019, the Company received notifications of individual fines imposed due to the use of credits from: i) non-cumulative PIS/COFINS taxes; ii) negative balances of IRPJ/CSLL taxes; iii) REINTEGRA credits; and iv) other credits, for offsets not approved by the Brazilian Federal Revenue.

The matter is assessed as having a possible chance of loss due to favorable court precedents on the matter.

On December 31, 2019, the restated value of these deficiency notices amounted to R$289 million.

The Company’s external legal counsels estimate that the conclusion in the administrative level will occur in 2024.

No deposit or other form of security was accrued for most of these claims, as they are still being discussed administratively.

(xi)	IRPJ/CSLL – Negative Balance – Offset

The Company claims, at the administrative level, that RFB denies offsets seeking to settle federal taxes with credits arising from negative balance of IRPJ and CSLL.

On December 31, 2019, the restated value of the taxes whose offset was not approved amounted to R$196 million.

The Company’s external legal advisors estimate that the administrative proceeding should be concluded by 2024.

There are no deposits or any other type of guarantee for this proceeding, since it is still being disputed at the administrative level.

(xii)	IPI and II – Customs difference

In October 2002, the merged company Ipiranga Petroquímica received a tax-deficiency notice from RFB for contracting two different companies, one to provide parts and technology and the other to provide specialized labor for technical support, on the occasion of the construction of an industrial plant in Rio Grande do Sul, which, according to RFB, was allegedly conducted only to reduce the price of parts and technology used and, consequently, decrease the IPI and II payable.

After the administrative proceeding was concluded with an unfavorable decision for the Company, the case was filed in the courts.

On December 31, 2019, the restated value of the tax credit under discussion recorded amounted to R$82 million.

The Company’s external legal advisors estimate that the lawsuit should be concluded by 2030.

The Company offered to the Court a guarantee insurance that secures the entire amount in dispute.

(xiii)	PIS and COFINS – DCide-Fuels Tax Offset

The Company is a party to lawsuits claiming PIS and COFINS tax liabilities arising from their offset using Cide-Fuels tax credits, as authorized under Federal Law 10,336/2001.

On December 31, 2019, the adjusted value of these cases was R$144 million.

The Company’s legal advisors estimate that these lawsuits will be concluded by 2030.

The Company offered property in guarantee of all liabilities related to this matter.

(xiv)	Exports – Customs Fine – Fraudulent Interposition – IRPJ/CSLL – Income Not Reported

In November 2018, the Company received a tax deficiency notice claiming corporate income tax (IRPJ) and social contribution on profits (CSLL) on products exported by Braskem Qpar S/A to Braskem Incorporated Limited, which resold such products abroad. The Federal Revenue Service understands that Braskem Incorporated Limited failed to report revenue when it made sales to clients abroad in an amount above that recorded in its accounting records. This allegedly unreported revenue was attributed directly to the Company, as the successor by merger of Braskem Qpar. Subsequently, based on this premise of income not reported, the tax authorities issued a second tax deficiency notice to impose a fine arising from the interposition of exports.

On December 31, 2019, the adjusted value of these deficiency notices was R$75 million.

The external legal advisors of the Company estimate that the administrative proceedings should be concluded by 2023.

No deposit or other type of guarantee for these proceedings have been made, since they are still pending in the administrative instance.

(c)	Corporate

The Company currently is subject to a settlement of judgment related to a lawsuit filed in 1988, which sentenced Polialden Petroquímica S.A., merged into Braskem, to pay its non-controlling preferred shareholders the distribution of the remaining profits of the company.

The liquidation aims to assess the amount of the award, as determined by the court.

The plaintiffs filed interlocutory appeal, which has not yet been tried, given the decision ordering an expert examination.

The parties are currently awaiting the expert examination in the principal lawsuit.

The Management of Braskem, based on its assessment and of its external legal advisors, the amount of provision on December 31, 2019 is R$15,345 million. The amount in dispute with a possible likelihood of loss is R$186 million.

(d)	Other lawsuits

(i)	Social Security Contributions – Withholding of 11%

The Company was assessed by the RFB for allegedly withholding social security at the rate of 11% on the gross amount of invoices, bills or trade notes related to services executed through assigned labor, in the period from February 1999 to June 2002, amounting to approximately R$53 million, on December 31, 2019.

This loss is deemed as possible in the administrative court, in view of prior decisions by the Administrative Council of Tax Appeals (CARF) and the evidence provided by the Company.

The Company’s external legal advisors estimate that the administrative proceeding should be concluded still in 2020.

(ii)	Social security – hazardous agents

The Company is a party to other administrative proceedings and lawsuits, which claim: (i) payments related to tax-deficiency notices for additional contribution for Occupational Accident Risk (“RAT”) to fund the special retirement plan due to the alleged exposure of workers to hazardous agents; as well as financial penalty for not disclosing it in GFIP (from April 1999 to February 2006); and (ii) the claim in a tax foreclosure, of said additional payment for RAT (periods from November 2000 to January 2001 and from November 2001 to June 2002). The total approximate amount involved in these proceedings, as of December 31, 2019, is R$47 million.

The external legal advisors of the Company estimate that these administrative proceedings should be concluded by 2022, and the only lawsuit should be concluded by 2027.

No deposit or any other type of guarantee for the proceedings still pending in the administrative instance have been made, and the only lawsuit is secured by a guarantee insurance in the amount of R$3.7 million.